Investment Objectives and Goals - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025
Nomura VIP Growth and Income Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Growth and Income Series seeks long-term growth of capital and current income.
Nomura VIP Growth Equity Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Growth Equity Series seeks long-term growth of capital.
Nomura VIP Small Cap Value Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Small Cap Value Series seeks capital appreciation.
Nomura VIP Opportunity Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Opportunity Series seeks long-term capital growth.
Nomura VIP Fund for Income Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Fund for Income Series seeks high current income.
Nomura VIP Investment Grade Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Investment Grade Series seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.
Nomura VIP Limited Duration Bond Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Limited Duration Bond Series seeks current income consistent with low volatility of principal.
Nomura VIP Emerging Markets Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Emerging Markets Series seeks long-term capital appreciation.
Nomura VIP Total Return Series
Prospectus [Line Items]
Objective [Heading]	What is the Series’ investment objective?
Objective, Primary [Text Block]	Nomura VIP Total Return Series seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.